Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value	$ 0.00001	$ 0.00001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	68,447,202	54,276,037
Property And Equipment, Accumulated Depreciation	$ 266,099	$ 174,613
Intangible Assets, Accumulated Amortization	$ 52,682	$ 39,547